Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
LNG revenues	$ 492,000	$ 0	$ 539,454	$ 0	$ 0
LNG revenues—affiliate	331,000	0	293,957	0	0
Total revenues	823,000	28	833,411	0	0
Operating costs and expenses
Cost of sales (excluding depreciation and amortization expense shown separately below)	510,000	4,000	415,746	(32,453)	(342)
Cost of sales—affiliate	4,000	0	6,754	0	0
Operating and maintenance expense	39,000	5,000	73,785	4,557	5,553
Operating and maintenance expense—affiliate	59,000	1,000	128,423	1,331	95
Terminal use agreement maintenance expense (recovery)			(543)	18,428	25,677
Terminal use agreement maintenance expense—affiliate			208	400	387
Development expense			126	2,850	9,319
Development expense—affiliate			511	722	1,153
General and administrative expense	2,000	1,000	7,246	5,637	5,305
General and administrative expense—affiliate	17,000	17,000	68,070	87,681	71,065
Depreciation and amortization expense	47,000	2,000	83,238	2,479	967
Total operating costs and expenses	678,000	30,000	783,564	91,632	119,179
Income (loss) from operations	145,000	(30,061)	49,847	(91,632)	(119,179)
Other income (expense)
Interest expense, net of capitalized interest	(105,000)	(6,000)	(185,825)	(36,330)	(23,909)
Loss on early extinguishment of debt	(42,000)	0	(52,180)	(96,273)	(114,335)
Derivative loss, net	(2,000)	(11,000)	(5,934)	(41,722)	(119,401)
Other income (expense)			627	340	(29)
Total other expense	(149,000)	(17,000)	(243,312)	(173,985)	(257,674)
Net loss	$ (4,000)	$ (47,241)	$ (193,465)	$ (265,617)	$ (376,853)